Stock-Based Compensation - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 24, 2019	Jul. 01, 2019	Apr. 03, 2019	Nov. 17, 2017	Jun. 08, 2016	Jun. 30, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance								14,280,326			14,280,326		13,781,623	12,636,766
Share-based awards, vesting conditions											As of September 30, 2020, the Company has granted service-based awards, which vest over a defined period of service, and performance-based and market-based awards, which vest upon the achievement of defined conditions. Service-based awards generally vest over a four-year period, with the first 25% vesting following twelve months of continued employment or service, and the remainder vesting in twelve quarterly installments over the following three years. In 2016, 2018 and 2019, the Company granted stock option awards to certain employees with terms that allow for vesting upon the achievement of performance conditions specific to the Company’s corporate goals, including but not limited to certain research, business development and liquidity milestones. Also in 2018, the Company granted a stock option award to a non-employee with service conditions that provide for accelerated vesting upon the consummation of an initial public offering. Additionally, in 2016 the Company granted stock option awards to an executive with terms that provide for vesting upon the achievement of both performance and market conditions, as the awards vest upon the occurrence of certain events, including the consummation of an initial public offering, and market conditions subject to a specified return to certain of the Company’s investors. This award was modified in July 2019 to a service-based award.		As of December 31, 2019, the Company has granted service-based awards, which vest over a defined period of service, and performance-based and market-based awards, which vest upon the achievement of defined conditions. Service-based awards generally vest over a four-year period, with the first 25% vesting following twelve months of continued employment or service, and the remainder vesting in twelve quarterly installments over the following three years. In 2016, 2018 and 2019, the Company granted stock option awards to certain employees with terms that allow for vesting upon the achievement of performance conditions specific to the Company's corporate goals, including but not limited to certain research, business development and liquidity milestones. Also in 2018, the Company granted a stock option award to a non-employee with service conditions that provide for accelerated vesting upon the consummation of an initial public offering. Additionally, in 2016 the Company granted stock option awards to an executive with terms that provide for vesting upon the achievement of both performance and market conditions, as the awards vest upon the occurrence of certain events, including the consummation of an initial public offering, and market conditions subject to a specified return to certain of the Company's investors. This award was modified in 2019 to a service-based award.
Share-based awards, vesting period											4 years		4 years
Stock option, expiration period											10 years		10 years
Treasury stock, shares								0			0		0
Weighted average grant date fair value per share of options granted								$ 9.67	$ 6.38		$ 8.52	$ 9.35	$ 9.20	$ 6.76
Aggregate intrinsic value of stock options exercised								$ 100,000	$ 100,000		$ 1,000,000	$ 100,000	$ 1,000,000	$ 100,000
Fair value per share of common stock		$ 10.25	$ 24.32											$ 10.17
Stock options repriced during period exercise price per share	$ 10.25
Stock options repriced during period										1,089,147
Stock-based compensation expense								1,820,000	$ 2,349,000		$ 4,961,000	$ 4,883,000	$ 7,245,000	$ 5,361,000
Shares granted											623,935		1,742,118
Total unrecognized compensation expense related to option awards								16,000,000			$ 16,000,000
Weighted-average period of unrecognized compensation expense related to option awards											2 years 8 months 12 days
Market-Based Awards | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value per share of options granted													$ 2.12
Award Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per share of common stock											$ 10.25		$ 10.25
Incremental expense	$ 1,200,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period													3 years
Share-based awards, vesting percentage													25.00%
Weighted average grant date fair value per share of options granted															$ 3.29
Purchase price per share															$ 0.0001
Aggregate fair value of shares vested													$ 0	2,200,000
Stock-based compensation expense														$ 2,321,000
Restricted Stock | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued upon conversion				1,066,046
Restricted Stock | Common Stock Class A | Non Employee Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock issued during period for services															10,000,000
Performance-Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per share of common stock									$ 10.25			$ 10.25	$ 10.25	$ 10.17
Stock-based compensation expense								$ 0	$ 0		$ 0	$ 0	$ 0	$ 300,000
Shares granted								0	63,963		0	63,963
Tranche 1
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period											12 months		12 months
Share-based awards, vesting percentage											25.00%		25.00%
Tranche 2
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period											3 years		3 years
Share-based awards, vesting description											twelve quarterly installments		twelve quarterly installments
2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of exercise price per share of stock option to fair market value of common stock					100.00%
Term of stock option granted					10 years
Shares of common stock reserved for future issuance					1,074,581			4,925,159			4,925,159		4,413,455
Increase in number of shares reserved for issuance						319,815	191,889						3,338,874
Number of shares available for future issuance								274,057			274,057		72,781	301,250
2015 Plan | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares reserved for issuance							191,889